Earnings Per Share	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share

Note 13 - Earnings Per Share

Basic earnings per share is computed using the weighted average number of shares outstanding. Diluted earnings per share is computed using the weighted average number of shares outstanding adjusted for the incremental shares attributed to potentially diluted securities. There were no potential diluted securities outstanding for each of the periods presented. The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018

Numerator:
Net (loss)income	$(3,713,393)	$64,282	$806,626
Denominator:
Weighted-average shares outstanding-Basic and diluted	625,415,250	623,600,000	566,567,213
Earnings per share
-Basic and diluted	$(0.0059)	$0.0001	$0.0014